Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash and due from banks	$ 16,632	$ 23,668
Certificates of deposit in other banks	1,000	1,000
Loans held for sale	616	0
Deposits:
Non-interest bearing demand	423,568	385,022
Savings, interest checking and money market	827,069	846,339
Time deposits	303,512
Carrying amount
Assets:
Cash and due from banks	16,632	23,668
Federal funds sold and overnight interest-bearing deposits	87,680	27,326
Certificates of deposit in other banks	1,000	1,000
Other investment securities	5,910	5,149
Loans, net	1,465,681	1,444,116
Loans held for sale	616
Accrued interest receivable	8,447	8,221
Total assets	1,585,966	1,509,480
Deposits:
Non-interest bearing demand	423,568	385,022
Savings, interest checking and money market	827,069	846,339
Time deposits	303,512	301,821
FHLB advances and other borrowings	102,086	81,525
Subordinated notes	49,486	49,486
Accrued interest payable	1,625	1,754
Total liabilities	1,707,346	1,665,947
Fair value
Assets:
Cash and due from banks	16,632	23,668
Federal funds sold and overnight interest-bearing deposits	87,680	27,326
Certificates of deposit in other banks	1,000	1,000
Other investment securities	5,910	5,149
Loans, net	1,445,226	1,380,252
Loans held for sale	616
Accrued interest receivable	8,447	8,221
Total assets	1,565,511	1,445,616
Deposits:
Non-interest bearing demand	423,568	385,022
Savings, interest checking and money market	827,069	846,339
Time deposits	302,189	300,386
FHLB advances and other borrowings	102,114	81,585
Subordinated notes	43,829	41,602
Accrued interest payable	1,625	1,754
Total liabilities	1,700,394	1,656,688
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	16,632	23,668
Federal funds sold and overnight interest-bearing deposits	87,680	27,326
Certificates of deposit in other banks	1,000	1,000
Other investment securities	0	74
Loans, net	0	0
Loans held for sale	0
Accrued interest receivable	8,447	8,221
Total assets	113,759	60,289
Deposits:
Non-interest bearing demand	423,568	385,022
Savings, interest checking and money market	827,069	846,339
Time deposits	0	0
FHLB advances and other borrowings	86	0
Subordinated notes	0	0
Accrued interest payable	1,625	1,754
Total liabilities	1,252,348	1,233,115
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Other investment securities	5,910	5,075
Loans, net	0	0
Loans held for sale	616
Accrued interest receivable	0	0
Total assets	6,526	5,075
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
FHLB advances and other borrowings	102,028	81,585
Subordinated notes	43,829	41,602
Accrued interest payable	0	0
Total liabilities	145,857	123,187
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Other investment securities	0	0
Loans, net	1,445,226	1,380,252
Loans held for sale	0
Accrued interest receivable	0	0
Total assets	1,445,226	1,380,252
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	302,189	300,386
FHLB advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	0	0
Total liabilities	$ 302,189	$ 300,386